Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 6,946	$ 91